Capital management	12 Months Ended
Nov. 30, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Captital management
2 3 .	Capital management
The Company’s objective in managing its capital is to ensure a liquidity position sufficient to finance its business activities. The Company depends primarily on revenue generated by sales of
EGRIFTA
®
and Trogarzo
®
in the United States and, from time to time, on public offerings of securities in North America to finance its activities.
The capital management objectives remain the same as for the previous year.
As at November 30, 2019, cash, bonds and money market funds amounted to $41,244 (2018 – $53,888). The Company believes that its cash position and future operating cash flows will be sufficient to finance its operations and capital needs for at least the next 12 months.
Currently, the Company’s general policy on dividends is to retain cash to keep funds available to finance its growth.
The Company defines capital to include total shareholders’ equity and convertible unsecured senior notes.
The Company is not subject to any externally imposed capital requirements.